Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Subsequent Events

13. Subsequent Events

The Company has completed an evaluation of all subsequent events after the balance sheet date of March 31, 2026, through the date the condensed consolidated financial statements were issued to ensure that the condensed consolidated financial statements include appropriate disclosure of events both recognized in the condensed consolidated financial statements as of March 31, 2026, and events which occurred subsequently but were not recognized in the condensed consolidated financial statements. The Company has determined that no events requiring recognition or disclosure exist other than those already disclosed herein.

14. Subsequent Events

The Company has completed an evaluation of all subsequent events after the balance sheet date of December 31, 2025, through the date the consolidated financial statements were issued to ensure that the consolidated financial statements include appropriate disclosure of events both recognized in the consolidated financial statements as of December 31, 2025, and events which occurred subsequently but were not recognized in the consolidated financial statements. The Company has concluded that no subsequent events have occurred that require disclosure, except as disclosed within the consolidated financial statements.

Eos SENOLYTIXS Inc [Member]
Subsequent Event [Line Items]
Subsequent Events
15.	SUBSEQUENT EVENTS

Series A Preferred Stock Private Placement Offering

On April 25, 2026, the Company began offering on a “No Minimum” basis (the “Offering”) shares of the Company’s Series A Preferred Stock, par value of $0.00001 per share (the “Series A Preferred Stock” or the “Securities”) at a purchase price of $17.00 per share, for an aggregate investment of up to $25,000,000 (the “Investment Amount”). This Offering is being made on a “No Minimum” basis, meaning no minimum amount of money must be raised. Each Commitment shall be no less than $250,000 unless otherwise agreed to by the Company in its sole and absolute discretion.

Upon execution of a subscription agreement, each Investor shall fund 20% of its Commitment in exchange for the applicable amount of Series A Preferred Stock. The balance of each Investor’s Commitment shall be funded to the Company no later than (i) 30 days after the declared effective date of the registration statement on Form S-4 filed in connection with the Merger, with written notice by the Company to the Investor of such effective date, or (ii) 35 days prior to the consummation of certain Liquidity Events, as defined in the Offering with written notice by the Company to the Investor of the anticipated consummation date of such Liquidity Event. The Company may continue to accept new Investors for the financing contemplated by this Memorandum until the earliest to occur of (a) 12 months from the date of the first closing hereunder, (b) the consummation of the Merger, or (c) the consummation of a Liquidity Event.

There is no guarantee that the Company will raise all of the funds necessary to implement the business plan and investments could be lost. All net proceeds from the sale of the Securities being offered will be used to repay outstanding debt of the Company, if any, general corporate purposes and working capital including, but not limited to, support of IND-enabling studies for the Company’s lead clinical candidate, PTC-2105, licensing and/or royalty fees to affiliates entities, and/or rent pursuant to market rate leases with affiliates.

In connection with the above, as of April 24, 2026, amended and restated its certificate of incorporation to authorize additional shares of common stock and preferred stock. The total number of shares that Eos is authorized to issue is 13,000,000, of which 10,000,000 shares are Class A common stock, 1,000,000 shares are Class B common stock, 2,000,000 shares are preferred stock, and of such preferred stock, 1,900,000 shares of which are designated as Series A Preferred Stock. The accompanying financial statements and related notes reflect the amended authorized share amounts.

License Agreement

In April 2026, the Company entered into a license agreement (the “License”) with K2 Biolabs, Inc., (“K2”) under which the Company will license a combination of common and dedicated office and laboratory space at K2’s premises in Houston, TX. The initial License term is approximately 13 months, commencing on April 1, 2026, and may be automatically extended at the end of the initial term or any other extension term for a 12-month period. Monthly license payments are $83,042 (plus any applicable taxes), which are subject to a 4% annual increase each year. The Company may terminate the License for convenience, and without penalty, with 60 days’ written notice prior to the License expiration date. If the Company terminates the License during the initial term or any extension term, the Company will be subject to a termination fee ranging from 10% to 80% of the remaining License term, depending on how much advance notice the Company provides to K2 prior to the then current License termination date.

K2 is partially owned by the Company’s Chairman and Chief Executive Officer Dr. Slawin. He owns (a) approximately 0.33% of K2’s outstanding equity interests personally through an option grant for serving as a board member, and (b) SENOTHERAPEUTIX, an entity controlled by Dr. Slawin, holds approximately 3.33% of K2’s outstanding equity interests. Eos obtained certain facility access through intercompany arrangements with SENOTHERAPEUTIX beginning in February 2026 with the execution of the Agreement by and between Eos and SENOTHERAPEUTIX; however, because such intercompany service arrangements terminate upon consummation of the Merger transaction with Pulmatrix, Eos entered into the K2 License Agreement to secure standalone facility access for its operations. In addition, Eos and SENOTHERAPEUTIX have arrangements relating to shared use of certain vivarium space at the K2 facility and allocation of related costs.

9.	SUBSEQUENT EVENTS

License and Service Agreement

On February 9, 2026, the Company entered into a license and service agreement (the “Agreement”) with SENOTHERAPEUTIX to develop products (other than food, cosmetics or supplements) for the diagnosis, cure, mitigation, treatment, or prevention of disease in humans, other than cancer and neoplastic diseases and use in or with gene-therapy.

Under the terms of the Agreement, SENOTHERAPEUTIX, has agreed to grant the Company a worldwide, exclusive, right and license to use certain SENOTHERAPEUTIX intellectual property to research, develop, make, use, sell, have sold, offer for sale and import products developed by the Company. Under the Agreement the Company will own all Patents, know-how and other intellectual property rights in all technical information and materials invented, authored or otherwise created in connection with the performance of the Agreement (“Eos IP”). The Company also granted SENOTHERAPEUTIX a worldwide, exclusive, right and license, under the Eos IP to practice such Eos IP for the conduct of any SENOTHERAPEUTIX development program and to make, use, sell, have sold, offer for sale and import products or processes resulting from created in or developed by such programs. The intellectual property rights granted to each party are sublicensable pursuant to a written sublicense agreement which shall be consistent with, and conform to, the terms and conditions of the Agreement.

Under the terms of the Agreement, SENOTHERAPEUTIX will provide to the Company general and administrative, research and development and other services agreed to by each party (the “Service Agreement”). The Service Agreement expires in February 2029. The Company will pay SENOTHERAPEUTIX’s fully burdened cost for providing the services plus ten percent or other such amounts agreed to by the Parties.

Pursuant to the Agreement, the Company, its affiliates or any sublicensees will pay SENOTHERAPEUTIX milestone payments upon the achievement of certain development, regulatory and commercial milestones of a product developed by the Company. The Agreement provides that the Company will pay up to $40 million in development and regulatory milestones and up to $75 million in commercial milestones. Under the terms of the Agreement the Company has also agreed to pay royalties of a mid-to-high single-digit percentage to SENOTHERAPEUTIX based on the Company, its affiliates or any sublicensees, on net sales of any product developed by the Company.

Proposed Merger Agreement and Closing of Private Placement with Pulmatrix, Inc.

On March 26, 2026, the Company and Pulmatrix, Inc. (“Pulmatrix”), a biopharmaceutical public company that has been focused on the development of novel inhaled therapeutic products intended to prevent and treat migraine and respiratory diseases with important unmet medical needs, announced their intent to enter into a definitive merger agreement under which Pulmatrix will acquire Eos (the “Merger”).

In connection with the Merger, the Company and Pulmatrix have entered into definitive agreements for concurrent private financings of $19 million in aggregate gross proceeds (the “Financings”), including a $1 million investment in Pulmatrix (the “Pulmatrix Investment”) from RCM Eos PIPE HOLDINGS LLC, a related party of Eos due to common control and a bridge component for the Company from RCM Eos Holdings, LLC, a related party of Eos due to common control both managed by Rapha Capital Management, LLC, a related party of Eos due to common control. The proceeds are expected to support advancement of the Company’s proprietary MitoXcel™ platform, including its lead clinical candidate, PTC-2105, for sarcopenia and sarcopenic obesity. The proposed Merger has been unanimously approved by the boards of directors of both companies and is currently expected to close in the third quarter of 2026, subject to customary closing conditions, including approval by the stockholders of each company and the effectiveness of a registration statement on Form S-4 filed with the U.S. Securities and Exchange Commission. Following the closing of the proposed Merger and payment of all placement and M&A advisory fees, the pre-Merger Pulmatrix stockholders are expected to own approximately 6% of the combined company, while pre-Merger Eos stockholders, including investors participating in the Financings and holders of shares issued in payment of placement agent and M&A advisory fees, are expected to own approximately 94%.

With respect to the Financings, Eos received $1 million on April 9, 2026, and $1.5 million on May 5, 2026. In exchange for the $2.5 million, the Company expects to issue convertible notes to RCM Eos Holdings, LLC which will pay 8% interest annually, will have maturity date of 18 months following issuance of the notes and are convertible into common stock at a conversion price of $17 per share.

The Merger will be accounted for as a reverse asset acquisition in accordance with GAAP. Under this method of accounting, Eos is considered to be the accounting acquirer for financial reporting purposes since immediately following the Merger: (i) Eos’s equity holders will own a substantial majority of the voting rights in the Combined Company; (ii) Eos’s largest stockholder will retain the largest interest in the Combined Company; (iii) Eos will designate all but one of the initial members of the Combined Company board of directors; and (iv) Eos’s executive management team will become the management of the Combined Company. Accordingly, the Merger is expected to be treated for accounting purposes as the equivalent of Eos issuing stock to acquire the net assets of Pulmatrix. As a result of Eos being treated as the accounting acquirer, Eos’s assets and liabilities will be recorded at their pre-combination carrying amounts and the net assets of Pulmatrix will be allocated a portion of the purchase price and recorded based on their relative fair values at the time of closing. Upon completion of the Merger, the historical financial statements of Eos will become the historical consolidated financial statements of Pulmatrix.

Series A Preferred Stock Private Placement Offering

On April 25, 2026, the Company began offering on a “No Minimum” basis (the “Offering”) shares of the Company’s Series A Preferred Stock, par value of $0.00001 per share (the “Series A Preferred Stock” or the “Securities”) at a purchase price of $17.00 per share, for an aggregate investment of up to $25,000,000 (the “Investment Amount”). This Offering is being made on a “No Minimum” basis, meaning no minimum amount of money must be raised. Each Commitment shall be no less than $250,000 unless otherwise agreed to by the Company in its sole and absolute discretion.

Upon execution of a subscription agreement, each Investor shall fund 20% of its Commitment in exchange for the applicable amount of Series A Preferred Stock. The balance of each Investor’s Commitment shall be funded to the Company no later than (i) 30 days after the declared effective date of the registration statement on Form S-4 filed in connection with the Merger, with written notice by the Company to the Investor of such effective date, or (ii) 35 days prior to the consummation of certain Liquidity Events, as defined in the Offering with written notice by the Company to the Investor of the anticipated consummation date of such Liquidity Event. The Company may continue to accept new Investors for the financing contemplated by this Memorandum until the earliest to occur of (a) 12 months from the date of the first closing hereunder, (b) the consummation of the Merger, or (c) the consummation of a Liquidity Event.

There is no guarantee that the Company will raise all of the funds necessary to implement the business plan and investments could be lost. All net proceeds from the sale of the Securities being offered will be used to repay outstanding debt of the Company, if any, general corporate purposes and working capital including, but not limited to support of IND-enabling studies for the Company’s lead clinical candidate, PTC-2105, licensing and/or royalty fees to affiliates entities, and/or rent pursuant to market rate leases with affiliates.

In connection with the above, as of April 24, 2026, amended and restated its certificate of incorporation to authorize additional shares of common stock and preferred stock. The total number of shares that Eos is authorized to issue is 13,000,000, of which 10,000,000 shares are Class A common stock, 1,000,000 shares are Class B common stock, 2,000,000 shares are preferred stock, and of such preferred stock, 1,900,000 shares of which are designated as Series A Preferred Stock. The accompanying financial statements and related notes reflect the amended authorized share amounts.

License Agreement

In April 2026, the Company entered into a license agreement (the “License”) with K2 Biolabs, Inc., (“K2”) under which the Company will license a combination of common and dedicated office and laboratory space at K2’s premises in Houston, TX. The initial License term is approximately 13 months, commencing on April 1, 2026, and may be automatically extended at the end of the initial term or any other extension term for a 12-month period. Monthly license payments are $83,042 (plus any applicable taxes), which are subject to a 4% annual increase each year. The Company may terminate the License for convenience, and without penalty, with 60 days’ written notice prior to the License expiration date. If the Company terminates the License during the initial term or any extension term, the Company will be subject to a termination fee ranging from 10% to 80% of the remaining License term, depending on how much advance notice the Company provides to K2 prior to the then current License termination date.

K2 is partially owned by the Company’s Chairman and Chief Executive Officer Dr. Slawin. He owns (a) approximately 0.33% of K2’s outstanding equity interests personally through an option grant for serving as a board member, and (b) SENOTHERAPEUTIX, an entity controlled by Dr. Slawin, holds approximately 3.33% of K2’s outstanding equity interests. Eos obtained certain facility access through intercompany arrangements with SENOTHERAPEUTIX beginning in February 2026 with the execution of the Agreement by and between Eos and SENOTHERAPEUTIX; however, because such intercompany service arrangements terminate upon consummation of the Merger transaction with Pulmatrix, Eos entered into the K2 License Agreement to secure standalone facility access for its operations. In addition, Eos and SENOTHERAPEUTIX have arrangements relating to shared use of certain vivarium space at the K2 facility and allocation of related costs.

Stock Option Grants

In January 2026, the three members of the Board of Directors received stock options to purchase an aggregate of 129,412 shares of the Company’s common stock at an exercise price of $0.01 per share. These stock options fully vest after one year.

In March 2026, the Board of Directors granted, to two consultants, stock options to purchase an aggregate of 35,292 shares of the Company’s common stock at an exercise price of $17 per share. These stock options will vest over a four-year period, with 25% vesting on the first anniversary of the grant and the remaining 75% will vest monthly over the following 36 months.